UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
Consumer Discretionary — 2.1%
	Hotels, Restaurants & Leisure — 2.1%
709	Hyatt Hotels Corp., Class A (a)	22,244
110	Starwood Hotels & Resorts Worldwide, Inc.	4,284

	Total Consumer Discretionary	26,528

Financials — 95.7%
	Diversified — 4.7%
2,201	Colonial Properties Trust	39,969
659	Liberty Property Trust	19,176

		59,145

	Health Care — 17.0%
2,724	HCP, Inc.	95,502
847	Health Care REIT, Inc.	39,644
1,571	Ventas, Inc.	77,615

		212,761

	Hotels — 4.5%
5,167	Host Hotels & Resorts, Inc.	56,532

	Industrial — 7.0%
3,586	ProLogis, Inc.	86,955

	Multifamily — 18.4%
2,620	Apartment Investment &
	Management Co., Class A	57,958
594	AvalonBay Communities, Inc.	67,779
2,013	Equity Residential	104,391

		230,128

	Office — 21.8%
2,470	BioMed Realty Trust, Inc.	40,935
507	Boston Properties, Inc.	45,178
1,787	CommonWealth REIT	33,892
1,695	Corporate Office Properties Trust	36,923
1,405	Mack-Cali Realty Corp.	37,593
1,549	Piedmont Office Realty Trust, Inc., Class A	25,048
927	SL Green Realty Corp.	53,899

		273,468

	Regional Malls — 13.7%
4,339	General Growth Properties, Inc.	52,504
755	Macerich Co. (The)	32,179
796	Simon Property Group, Inc.	87,547

		172,230

	Shopping Centers — 3.3%
191	Federal Realty Investment Trust	15,763
729	Regency Centers Corp.	25,738

		41,501

	Storage — 5.3%
1,443	Extra Space Storage, Inc.	26,879
359	Public Storage	39,952

		66,831

	Total Financials	1,199,551

	Total Common Stocks (Cost $1,030,454)	1,226,079

Short-Term Investment — 2.8%
	Investment Company — 2.8%
35,322	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $35,322)	35,322

	Total Investments — 100.6% (Cost $1,065,776)	1,261,401
	Liabilities in Excess of Other Assets — (0.6)%	(7,361)

	NET ASSETS — 100.0%	$1,254,040

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

REIT	Real Estate Investment Trust

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,584
Aggregate gross unrealized depreciation	(72,959)

Net unrealized appreciation/depreciation	$195,625

Federal income tax cost of investments	$1,065,776

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,261,401	$—	$—	$1,261,401

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011